Subsequent Event (Details) - USD ($)			6 Months Ended
	Aug. 24, 2026	Aug. 04, 2026	Jun. 30, 2026
Subsequent Event [Line Items]
Gross proceeds			$ 2,008,268
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of issued and outstanding		100.00%
Purchase consideration		$ 200,000
Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Proceeds from warrants			$ 722,107.92
Forecast [Member]
Subsequent Event [Line Items]
Net proceeds	$ 1,792,772
Forecast [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Issued shares	437,957
Forecast [Member] | Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Issued shares	158,357
Class A Ordinary Shares [Member] | Forecast [Member] | Warrant [Member]
Subsequent Event [Line Items]
Issued shares	279,600